Contributed Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [Abstract]
Issued Capital
Details of shares issued as of December 31, 2018 and 2019 are as follows:

	2018
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total
	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

	2019
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total
	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

Number of Issued Capital
Details in number of outstanding capital stock for the years ended December 31, 2018 and 2019 are as follows.

	2018	2019
	Number of shares
Beginning balance	641,964,077	641,964,077

Ending balance	641,964,077	641,964,077

Share premium
Details of share premium as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Share premium	￦	843,758	843,758